Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Related Party Transactions
Expenses for consulting and contract research services	$ 418	$ 109	$ 889	$ 1,416
Accounts payable or accrued expenses	$ 0	$ 0	$ 0	$ 0